UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust(BQY)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia – 4.8%
Australia & New Zealand Banking Group Ltd.(a)	22,700	$537,984
BHP Billiton Ltd.(a)	17,425	775,216
Foster’s Group Ltd.(a)	113,300	639,025
National Australia Bank Ltd.(a)	43,500	1,073,350
Santos Ltd.(a)	88,200	1,191,064

		4,216,639

Belgium – 0.8%
Mobistar SA(a)	5,120	319,524
Solvay SA(a)	4,000	417,887

		737,411

Canada – 6.3%
Bank of Montreal(a)	22,600	1,304,068
Bank of Nova Scotia(a)	13,200	744,267
Enbridge, Inc.(a)	14,650	849,432
National Bank of Canada(a)	6,600	460,125
Royal Bank of Canada(a)	28,800	1,543,900
Suncor Energy, Inc.(a)	4,150	171,827
TransCanada Corp.	12,300	448,959

		5,522,578

Finland – 0.5%
Kesko OYJ, Class B(a)	10,200	490,162

France – 4.4%
Bouygues SA(a)	10,400	482,851
PPR(a)	1,770	282,367
Sanofi-Aventis SA(a)	4,600	314,377
Schneider Electric SA(a)	4,970	773,797
Societe Generale(a)	4,300	277,750
Total SA(a)	16,000	936,261
Vinci SA(a)	13,200	762,135

		3,829,538

Germany – 3.5%
Allianz SE(a)	5,300	736,739
BASF SE(a)	12,900	993,094
RWE AG(a)	4,300	310,123
SAP AG(a)	7,650	442,573
Siemens AG(a)	4,400	564,052

		3,046,581

Hong Kong – 2.3%
Esprit Holdings Ltd.(a)	67,460	321,619
Hang Seng Bank Ltd.(a)	20,400	337,485
Hongkong Electric Holdings Ltd.(a)	128,600	814,817
Hopewell Holdings Ltd.(a)	178,000	578,597

		2,052,518

Italy – 1.7%
Enel SpA(a)	66,300	374,300
ENI SpA(a)	47,000	1,112,776

		1,487,076

Japan – 4.7%
Canon, Inc.(a)	10,900	536,539
Hitachi Koki Co. Ltd.(a)	36,400	362,637
Mitsui & Co. Ltd.(a)	49,700	838,915
Oracle Corp.(a)	13,600	621,892
Ricoh Co. Ltd.(a)	49,000	701,147
Sharp Corp.(a)	36,000	374,289
Takeda Pharmaceutical Co. Ltd.(a)	13,900	669,991

		4,105,410

Netherlands – 0.5%
Koninklijke KPN NV(a)	27,000	424,929

Portugal – 0.5%
Portugal Telecom SGPS SA(a)	39,500	460,813

Singapore – 1.6%
Keppel Corp. Ltd.(a)	64,000	588,543
K-green Trust	14,200	12,342
Singapore Technologies Engineering Ltd.(a)	165,000	419,528
United Overseas Bank Ltd.(a)	25,400	394,946

		1,415,359

Spain – 1.8%
ACS Actividades de Construccion y Servicios SA(a)	7,900	407,774
Banco Santander SA(a)	43,700	535,070
Iberdrola SA(a)	41,727	357,065
Indra Sistemas SA(a)	15,900	299,002

		1,598,911

Sweden – 4.1%
Axfood AB(a)	8,900	322,211
Hennes & Mauritz AB, Class B(a)	27,200	890,946
Ratos AB, Class B(a)	22,700	852,258
Scania AB, Class B(a)	45,700	1,025,260
TeliaSonera AB(a)	58,800	483,842

		3,574,517

Switzerland – 0.9%
Nestle SA(a)	6,900	372,778
Zurich Financial Services AG(a)	1,424	389,344

		762,122

United Kingdom – 7.7%
AstraZeneca Plc(a)	17,700	862,941
Barclays Plc(a)	53,300	249,628
BHP Billiton Plc(a)	14,150	540,300
British American Tobacco Plc(a)	17,300	638,935
GlaxoSmithKline Plc(a)	32,425	585,476
HSBC Holdings Plc(a)	128,100	1,396,676
Man Group Plc(a)	76,400	359,805
Royal Dutch Shell Plc, Class A- ADR(a)	16,200	571,619
Scottish & Southern Energy Plc(a)	35,000	649,773
Standard Chartered Plc(a)	33,550	873,757

		6,728,910

United States – 47.6%
3M Co.(a)	6,200	545,103
Abbott Laboratories(a)	13,700	618,691
Aflac, Inc.(a)	8,500	489,429
Altria Group, Inc.(a)	51,100	1,201,361
Ameren Corp.(a)	26,200	743,294
American Express Co.(a)	11,000	477,180
AT&T Inc.(a)	77,850	2,142,432
Automatic Data Processing, Inc.(a)	11,000	526,900
Bank of America Corp.(a)	23,475	322,312
Bristol-Myers Squibb Co.(a)	47,300	1,191,014
Caterpillar, Inc.(a)	13,250	1,285,383
CenturyLink, Inc.(a)	15,500	670,220

JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust(BQY)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (concluded)
Chevron Corp.(a)	21,025	$1,995,903
Chubb Corp.(a)	7,700	446,061
Cincinnati Financial Corp.(a)	14,500	464,580
Coca-Cola Co. (The)(a)	12,900	810,765
Consolidated Edison, Inc.(a)	18,400	918,344
Dominion Resources, Inc.(a)	10,800	470,232
Eaton Vance Corp.(a)	13,600	412,080
Emerson Electric Co.(a)	31,000	1,825,280
Equity Residential REIT(a)	13,000	704,470
Exxon Mobil Corp.(a)	32,800	2,646,304
General Electric Co.(a)	65,800	1,325,212
Genuine Parts Co.(a)	7,600	393,300
Goldman Sachs Group, Inc. (The)(a)	3,450	564,489
HCP, Inc. REIT(a)	14,025	520,187
Health Care REIT, Inc.(a)	13,100	642,948
Hewlett-Packard Co.(a)	7,700	351,813
Home Depot, Inc.(a)	13,800	507,426
Hudson City Bancorp, Inc.(a)	30,625	336,263
Intel Corp.(a)	51,200	1,098,752
International Business Machines Corp.(a)	9,625	1,559,250
Johnson & Johnson(a)	8,900	531,953
Kraft Foods, Inc., Class A(a)	15,108	461,852
Liberty Property Trust REIT	5,800	201,666
M&T Bank Corp.(a)	5,700	492,879
McDonald’s Corp.(a)	15,700	1,156,619
Merck & Co., Inc.(a)	22,600	749,642
MetLife, Inc.(a)	9,600	439,392
Microchip Technology, Inc.(a)	22,600	824,222
Microsoft Corp.(a)	44,300	1,228,217
Nationwide Health Properties, Inc.(a)	18,025	676,839
PepsiCo, Inc.(a)	9,800	630,238
Pfizer, Inc.(a)	35,200	641,344
Philip Morris International, Inc.(a)	14,300	818,532
PPG Industries, Inc.(a)	8,800	741,664
Reynolds American, Inc.(a)	16,100	512,141
Southern Co. (The)(a)	11,400	428,868
T. Rowe Price Group, Inc.(a)	7,400	487,808
United Technologies Corp.(a)	12,100	983,730
Wal-Mart Stores, Inc.(a)	11,500	644,805
Wells Fargo & Co.(a)	26,300	852,646

		41,712,035

Total Long-Term Investments (Cost – $79,016,388) – 93.7%		82,165,509

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(b)(c)	6,162,619	6,162,619

Total Short-Term Securities (Cost – $6,162,619) – 7.0%		6,162,619

Total Investments Before Outstanding Options Written (Cost – $85,179,007*) – 100.7%		88,328,128

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.3)%
3M Co., Strike Price USD 90, Expires 3/21/11	25	(2,950)
Abbott Laboratories, Strike Price USD 49, Expires 2/22/11	55	(110)
Aflac, Inc., Strike Price USD 60, Expires 2/22/11	35	(1,559)
American Express Co., Strike Price USD 45, Expires 2/22/11	44	(1,408)
AT&T Inc., Strike Price USD 29, Expires 2/22/11	70	(315)
AT&T Inc., Strike Price USD 29, Expires 3/21/11	240	(2,880)
Automatic Data Processing, Inc., Strike Price USD 50, Expires 3/21/11	45	(1,239)
Bank of America Corp., Strike Price USD 13, Expires 2/22/11	94	(8,037)
Bristol-Myers Squibb Co., Strike Price USD 26, Expires 2/22/11	190	(1,995)
Chevron Corp, Strike Price USD 90, Expires 2/22/11	90	(46,800)
Chubb Corp., Strike Price USD 60, Expires 2/21/11	20	(310)
Consolidated Edison, Inc., Strike Price USD 50, Expires 2/21/11	75	(2,625)
Eaton Vance Corp., Strike Price USD 30, Expires 3/21/11	54	(7,155)
Equity Residential REIT, Strike Price USD 52.50, Expires 3/21/11	50	(13,875)
General Electric Co., Strike Price USD 18, Expires 2/22/11	265	(57,770)
Genuine Parts Co., Strike Price USD 50, Expires 5/23/11	30	(9,450)
Goldman Sachs Group, Inc. (The), Strike Price USD 170, Expires 2/21/11	15	(1,410)
Hewlett-Packard Co., Strike Price USD 46, Expires 2/22/11	30	(2,130)
Home Depot, Inc., Strike Price USD 37, Expires 3/21/11	55	(5,638)
Hudson City Bancorp, Inc., Strike Price USD 11, Expires 3/21/11	122	(3,355)
Intel Corp., Strike Price USD 21, Expires 2/22/11	205	(10,968)
Kraft Foods, Inc., Class A, Strike Price USD 31, Expires 2/22/11	30	(840)
Kraft Foods, Inc., Class A, Strike Price USD 32, Expires 2/22/11	30	(180)
M&T Bank Corp., Strike Price USD 90, Expires 3/21/11	23	(3,105)
McDonald’s Corp., Strike Price USD 75, Expires 3/21/11	60	(5,250)
Merck & Co., Inc., Strike Price USD 34, Expires 2/21/11	90	(2,700)
MetLife, Inc., Strike Price USD 45, Expires 2/22/11	20	(3,310)
MetLife, Inc., Strike Price USD 47, Expires 3/21/11	19	(2,347)
Microchip Technology, Inc., Strike Price USD 37, Expires 2/21/11	90	(4,500)
Microsoft Corp., Strike Price USD 28, Expires 3/21/11	180	(11,700)
PepsiCo, Inc., Strike Price USD 65, Expires 3/21/11	40	(3,580)
Philip Morris International, Inc., Strike Price USD 57.50, Expires 3/21/11	57	(7,610)
Southern Co. (The), Strike Price USD 38, Expires 2/22/11	25	(175)

2	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust(BQY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Wells Fargo & Co., Strike Price USD 31, Expires 2/22/11	105	$(17,640)

Total Exchange-Traded Call Options Written		(244,916)

Over-the-Counter Call Options Written – (0.7)%
ACS Actividades de Construccion y Servicios SA, Strike Price EUR 34.80, Expires 3/09/11, Broker Credit Suisse First Boston	3,200	(12,835)
Allianz SE, Strike Price EUR 98.94, Expires 3/23/11, Broker Societe General Securities Corp.	2,200	(15,744)
Altria Group, Inc., Strike Price USD 25.18, Expires 2/01/11, Broker UBS Securities LLC	20,500	–
Ameren Corp., Strike Price USD 28.42, Expires 2/18/11, Broker JPMorgan Chase Securities	10,500	(3,546)
AstraZeneca Plc, Strike Price GBP 30.43, Expires 2/08/11, Broker Credit Suisse First Boston	7,000	(4,008)
Australia & New Zealand Banking Group Ltd, Strike Price AUD 23.74, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	9,000	(5,907)
Axfood AB, Strike Price SEK 246.33, Expires 3/23/11, Broker UBS Securities LLC	3,600	(1,201)
Banco Santander SA, Strike Price EUR 8.05, Expires 2/24/11, Broker UBS Securities LLC	17,500	(22,674)
Bank of Montreal, Strike Price CAD 60, Expires 3/21/11, Broker Bank Of Montreal	90	(4,764)
Bank of Nova Scotia, Strike Price CAD 58, Expires 2/22/11, Broker Bank Of Montreal	53	(1,244)
Barclays Plc, Strike Price GBP 3.06, Expires 3/09/11, Broker Credit Suisse First Boston	21,400	(2,510)
BASF SE, Strike Price EUR 59.05, Expires 3/03/11, Broker Credit Suisse First Boston	5,200	(5,794)
BHP Billiton Ltd., Strike Price AUD 45.47, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	7,000	(8,041)
BHP Billiton Plc, Strike Price GBP 25.72, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	5,700	(1,833)
Bouygues Sa, Strike Price EUR 34.34, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	4,200	(5,117)
British American Tobacco Plc, Strike Price GBP 24.35, Expires 3/09/11, Broker Citigroup Global Markets, Inc.	7,000	(1,438)
Canon, Inc., Strike Price JPY 4,109.17, Expires 3/29/11, Broker UBS Securities LLC	4,400	(5,666)
Caterpillar, Inc., Strike Price USD 95.11, Expires 3/17/11, Broker Goldman Sachs & Co.	2,500	(10,489)
Caterpillar, Inc., Strike Price USD 95.11, Expires 3/24/11, Broker Goldman Sachs & Co.	2,500	(11,046)
CenturyLink, Inc., Strike Price USD 43.07, Expires 3/08/11, Broker Goldman Sachs & Co.	6,000	(4,918)
Chubb Corp., Strike Price USD 57.96, Expires 2/28/11, Broker JPMorgan Chase Securities	1,100	(962)
Cincinnati Financial Corp., Strike Price USD 32.25, Expires 3/21/11, Broker Jefferies & Co., Inc.	60	(2,866)
Coca-Cola Co. (The), Strike Price USD 63.50, Expires 3/11/11, Broker Goldman Sachs & Co.	5,100	(3,936)
Dominion Resources, Inc., Strike Price USD 42.50, Expires 3/14/11, Broker Jefferies & Co., Inc.	43	(6,534)
Emerson Electric Co., Strike Price USD 58.50, Expires 2/22/11, Broker Jefferies & Co., Inc.	125	(15,423)
Enbridge, Inc., Strike Price CAD 58, Expires 3/21/11, Broker Bank Of Montreal	58	(5,676)
Enel SpA, Strike Price EUR 4.08, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	26,600	(4,377)
ENI SpA, Strike Price EUR 17.72, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	18,800	(6,856)
Esprit Holdings Ltd, Strike Price HKD 37.27, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	27,000	(4,250)
Exxon Mobil Corp., Strike Price USD 75.75, Expires 3/11/11, Broker Goldman Sachs & Co.	6,500	(33,811)
Exxon Mobil Corp., Strike Price USD 76, Expires 3/17/11, Broker Goldman Sachs & Co.	6,500	(32,994)
Foster’s Group Ltd., Strike Price AUD 5.78, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	45,300	(5,873)
GlaxoSmithKline Plc, Strike Price GBP 12.41, Expires 3/09/11, Broker Credit Suisse First Boston	13,000	(490)
Hang Seng Bank Ltd., Strike Price HKD 130.69, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	8,200	(2,718)
HCP, Inc. REIT, Strike Price USD 36, Expires 2/22/11, Broker Jefferies & Co., Inc.	56	(8,055)
Health Care REIT, Inc., Strike Price USD 48.05, Expires 3/07/11, Broker Morgan Stanley & Co., Inc.	5,000	(6,929)
Hennes & Mauritz AB, Class B, Strike Price SEK 234.14, Expires 3/16/11, Broker Credit Suisse First Boston	10,900	(832)
Hitachi Koki Co. Ltd., Strike Price JPY 831.44, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	14,600	(4,338)
Hongkong Electric Holdings Ltd., Strike Price HKD 49.89, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	51,500	(2,807)
Hopewell Holdings Ltd., Strike Price HKD 25.59, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	71,000	(4,082)
HSBC Holdings Plc, Strike Price GBP 7.22, Expires 3/09/11, Broker Citigroup Global Markets, Inc.	51,300	(3,724)
Iberdrola SA, Strike Price EUR 5.73, Expires 2/24/11, Broker UBS Securities LLC	17,000	(12,333)
Indra Sistemas SA, Strike Price EUR 13.33, Expires 2/16/11, Broker Credit Suisse First Boston	6,400	(4,236)
International Business Machines Corp., Strike Price USD 145, Expires 2/03/11, Broker UBS Securities LLC	40	(68,000)
Johnson & Johnson, Strike Price USD 62.75, Expires 2/03/11, Broker Jefferies & Co., Inc.	35	–
Keppel Corp. Ltd., Strike Price SGD 12.40, Expires 3/29/11, Broker Goldman Sachs & Co.	26,000	(5,081)
Kesko OYJ, Class B, Strike Price EUR 35.43, Expires 3/23/11, Broker UBS Securities LLC	4,000	(4,777)
Koninklijke KPN NV, Strike Price EUR 11.12, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	10,800	(5,589)
Man Group Plc, Strike Price GBP 2.85, Expires 2/08/11, Broker Credit Suisse First Boston	31,000	(5,108)
Mitsui & Co. Ltd., Strike Price JPY 1,406.93, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	19,900	(7,851)
Mobistar SA, Strike Price EUR 46.88, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	2,100	(1,239)

JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust(BQY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
National Australia Bank Ltd., Strike Price AUD 24.85, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	17,400	$(13,201)
National Bank of Canada, Strike Price CAD 70, Expires 2/21/11, Broker T.D. Securities	25	(2,559)
Nationwide Health Properties, Inc., Strike Price USD 36.50, Expires 3/31/11, Broker Deutsche Bank Securities Corp.	7,200	(21,626)
Nestle SA, Strike Price CHF 55.80, Expires 2/08/11, Broker Credit Suisse First Boston	2,800	(1)
Oracle Corp., Strike Price JPY 3,883.45, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	5,500	(3,163)
Pfizer, Inc., Strike Price USD 18.35, Expires 2/22/11, Broker UBS Securities LLC	25	(806)
Pfizer, Inc., Strike Price USD 18.34, Expires 3/14/11, Broker Credit Suisse First Boston	2,000	(928)
Pfizer, Inc., Strike Price USD 18.82, Expires 3/31/11, Broker Citigroup Global Markets, Inc.	9,500	(3,244)
Portugal Telecom SGPS SA, Strike Price EUR 8.96, Expires 2/16/11, Broker Credit Suisse First Boston	15,800	(1,569)
PPG Industries, Inc., Strike Price USD 83.50, Expires 3/21/11, Broker Jefferies & Co., Inc.	35	(8,756)
PPR, Strike Price EUR 120, Expires 3/18/11, Broker Morgan Stanley & Co., Inc.	7	(2,965)
Ratos AB, Class B, Strike Price SEK 264.47, Expires 3/23/11, Broker Citigroup Global Markets, Inc.	9,100	(2,118)
Reynolds American, Inc., Strike Price USD 32.25, Expires 3/10/11, Broker Jefferies & Co., Inc.	65	(4,376)
Ricoh Co. Ltd., Strike Price JPY 1,222.10, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	20,000	(3,051)
Royal Bank of Canada, Strike Price CAD 54, Expires 2/21/11, Broker T.D. Securities	120	(6,531)
Royal Dutch Shell Plc, Class A- ADR, Strike Price EUR 25.50, Expires 3/23/11, Broker UBS Securities LLC	6,500	(6,418)
RWE AG, Strike Price EUR 49.90, Expires 2/16/11, Broker JPMorgan Chase Securities	1,700	(6,866)
Sanofi-Aventis SA, Strike Price EUR 52, Expires 2/21/11, Broker Morgan Stanley & Co., Inc.	18	(1,033)
Santos Ltd., Strike Price AUD 13.87, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	35,300	(13,278)
SAP AG, Strike Price EUR 38.53, Expires 2/24/11, Broker Barclays Capital, Inc.	3,100	(16,744)
Scania AB, Strike Price SEK 151.3, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	18,300	(11,185)
Schneider Electric SA, Strike Price EUR 117.06, Expires 3/23/11, Broker Societe General Securities Corp.	2,000	(11,488)
Scottish & Southern Energy Plc, Strike Price GBP 12.27, Expires 3/09/11, Broker Barclays Capital, Inc.	14,000	(1,142)
Sharp Corp., Strike Price JPY 882.88, Expires 3/29/11, Broker UBS Securities LLC	15,000	(4,209)
Siemens AG, Strike Price EUR 93.37, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	1,800	(7,467)
Singapore Technologies Engineering Ltd, Strike Price SGD 3.33, Expires 3/29/11, Broker Credit Suisse First Boston	66,000	(2,028)
Societe Generale, Strike Price EUR 46.40, Expires 3/16/11, Broker Credit Suisse First Boston	1,800	(7,265)
Solvay SA, Strike Price EUR 80.07, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	1,600	(1,386)
Southern Co. (The), Strike Price USD 38.40, Expires 3/21/11, Broker Jefferies & Co., Inc.	20	(336)
Standard Chartered Plc, Strike Price GBP 17.62, Expires 3/09/11, Broker Barclays Capital, Inc.	13,400	(2,764)
Suncor Energy, Inc., Strike Price CAD 40, Expires 3/21/11, Broker Bank Of Montreal	17	(4,516)
T. Rowe Price Group, Inc., Strike Price USD 66.89, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	3,000	(4,330)
Takeda Pharmaceutical Co. Ltd., Strike Price JPY 4,019.53, Expires 3/29/11, Broker UBS Securities LLC	5,600	(2,457)
TeliaSonera AB, Strike Price SEK 54.21, Expires 3/23/11, Broker Societe General Securities Corp.	23,500	(2,609)
Total SA, Strike Price EUR 42.71, Expires 3/23/11, Broker Societe General Securities Corp.	6,400	(9,705)
United Overseas Bank Ltd., Strike Price SGD 20.08, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	10,000	(2,944)
United Technologies Corp., Strike Price USD 82, Expires 3/28/11, Broker UBS Securities LLC	4,800	(9,226)
Vinci SA, Strike Price EUR 41.92, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	5,300	(11,545)
Wal-Mart Stores, Inc., Strike Price USD 54, Expires 2/03/11, Broker Jefferies & Co., Inc.	45	(9,314)
Zurich Financial Services AG, Strike Price CHF 257.55, Expires 3/23/11, Broker UBS Securities LLC	570	(4,094)

Total Over-the-Counter Call Options Written		(629,765)

Total Options Written (Premiums Received – $779,683) – (1.0)%		(874,681)

Total Investments Net of Outstanding Options Written – 99.7%		87,453,447
Other Assets in Excess of Liabilities – 0.3%		252,095

Net Assets – 100.0%		$87,705,542

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$86,446,503

Gross unrealized appreciation	$4,445,540
Gross unrealized depreciation	(2,563,915)

Net unrealized appreciation	$1,881,625

(a)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,624,436	538,183	6,162,619	$2,607

4	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust(BQY)

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,784	HKD	123,000	Morgan Stanley & Co., Inc.	2/01/11	$8
USD	42,799	AUD	43,000	Citigroup Global Markets	2/02/11	(53)
USD	5,025	CAD	5,000	Citigroup Global Markets	2/01/11	32
USD	5,484	EUR	4,000	Deutsche Bank Securities	2/02/11	7
USD	59,163	JPY	4,864,000	Citigroup Global Markets	2/02/11	(96)

Total						$(102)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks:
Australia	–	$4,216,639	–	$4,216,639
Belgium	–	737,411	–	737,411
Canada	$5,522,578	–	–	5,522,578
Finland	–	490,162	–	490,162
France	–	3,829,538	–	3,829,538
Germany	564,052	2,482,529	–	3,046,581
Hong Kong	814,817	1,237,701	–	2,052,518
Italy	–	1,487,076	–	1,487,076
Japan	–	4,105,410	–	4,105,410
Netherlands	–	424,929	–	424,929
Portugal	–	460,813	–	460,813
Singapore	–	1,415,359	–	1,415,359
Spain	407,774	1,191,137	–	1,598,911
Sweden	322,211	3,252,306	–	3,574,517
Switzerland	–	762,122	–	762,122
United Kingdom	–	6,728,910	–	6,728,910
United States	41,712,035	–	–	41,712,035
Short-Term Securities	6,162,619	–	–	6,162,619

Total	$55,506,086	$32,822,042	–	$88,328,128

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$7	$40	–	$47
Liabilities:
Equity contracts	(270,201)	(604,480)	–	(874,681)
Foreign currency exchange contracts	–	(149)	–	(149)

Total	$(270,194)	$(604,589)	–	$(874,783)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

JANUARY 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 25, 2011